Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Liabilities	See fair value tables below (
in thousands
):

	As on September 30, 2023
	Level 1	Level 2	Level 3	Total
Debt	$—	$—	$1,747,912	$1,747,912
Contingent Consideration	—	—	3,673	3,673

Total	$—	$—	$1,751,585	$1,751,585

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Debt	$—	$—	$2,720,019	$2,720,019
Contingent Consideration	—	—	3,673	3,673

Total	$—	$—	$2,723,692	$2,723,692

See fair value tables below (in thousands):

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Debt . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$—	$2,720,019	$2,720,019
Contingent Consideration . . . . . . . . . . . . . . . .	—	—	3,700	3,700

Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$—	$2,723,719	$2,723,719

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Debt . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$—	$1,845,122	$1,845,122
Contingent Consideration . . . . . . . . . . . . . . . .	—	—	3,700	3,700

Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$—	$1,848,822	$1,848,822